Schedule of Investments (unaudited)	iShares® Virtual Work and Life Multisector ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.0%
Barcalys Capital Inc.	1,692	$—

Diversified Consumer Services — 6.9%
2U Inc.(a)	1,256	7,775
Chegg Inc.(a)	2,084	44,952
Duolingo Inc, Class A(a)	372	30,444
New Oriental Education & Technology Group Inc.(a)	26,000	60,883
Stride Inc.(a)	694	23,256
		167,310
Diversified Telecommunication Services — 0.2%
Bandwidth Inc., Class A(a)	436	5,175

Entertainment — 24.9%
Activision Blizzard Inc.	835	60,788
DouYu International Holdings Ltd., ADR(a)	5,044	5,043
Electronic Arts Inc.	458	57,690
HUYA Inc., ADR(a)	1,340	2,506
iQIYI Inc., ADR(a)(b)	6,633	13,399
Kahoot! ASA(a)	5,966	12,721
Kingsoft Corp. Ltd.	16,400	49,661
Netflix Inc.(a)	326	95,153
Nexon Co. Ltd.	2,600	43,509
Nintendo Co. Ltd.	1,500	60,899
Paradox Interactive AB	656	11,331
Roku Inc.(a)	738	40,988
Spotify Technology SA(a)	587	47,300
Take-Two Interactive Software Inc.(a)	514	60,899
Ubisoft Entertainment SA(a)	1,303	35,749
XD Inc.(a)	4,400	7,638
		605,274
Food & Staples Retailing — 0.5%
Shop Apotheke Europe NV(a)(c)	210	8,696
Zur Rose Group AG(a)(b)	168	4,539
		13,235
Health Care Equipment & Supplies — 1.4%
GN Store Nord A/S	1,652	35,107

Health Care Technology — 2.3%
Teladoc Health Inc.(a)(b)	1,864	55,249

Interactive Media & Services — 9.5%
Bumble Inc., Class A(a)(b)	1,330	33,782
fuboTV Inc.(a)(b)	2,864	10,482
Hello Group Inc., ADR	2,620	12,314
JOYY Inc., ADR	880	22,202
Kuaishou Technology(a)(c)	6,400	26,431
Match Group Inc.(a)	793	34,258
Meitu Inc.(a)(c)	42,000	3,637
Snap Inc., Class A, NVS(a)(b)	4,468	44,278
Sohu.com Ltd., ADR(a)	468	6,627
Tencent Holdings Ltd.	1,400	36,787
		230,798
Internet & Direct Marketing Retail — 14.6%
Alibaba Health Information Technology Ltd.(a)	68,000	28,778
Dada Nexus Ltd., ADR(a)(b)	4,566	14,109
Deliveroo PLC(a)(c)	10,700	10,695
Delivery Hero SE(a)(c)	1,657	54,530
DoorDash Inc., Class A(a)	942	41,005
JD Health International Inc.(a)(c)	10,600	58,152
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Just Eat Takeaway.com NV(a)(c)	3,146	$53,986
Meituan, Class B(a)(c)	2,800	44,830
Ping An Healthcare and Technology Co. Ltd.(a)(c)	7,200	13,317
Zomato Ltd.(a)	47,206	36,005
		355,407
IT Services — 3.1%
Cloudflare Inc., Class A(a)(b)	1,182	66,570
Megaport Ltd.(a)	2,420	9,387
		75,957
Leisure Products — 1.7%
Peloton Interactive Inc., Class A(a)	4,912	41,261

Media — 1.0%
Viaplay Group AB, Class B(a)	1,380	25,194

Software — 33.6%
8x8 Inc.(a)	2,045	8,650
Adeia Inc.	1,770	19,789
Asana Inc., Class A(a)	1,254	25,832
Avaya Holdings Corp.(a)(b)	1,954	3,087
Box Inc., Class A(a)	2,378	69,081
Braze Inc., Class A(a)(b)	521	15,427
DocuSign Inc.(a)	770	37,191
Dropbox Inc., Class A(a)	2,836	61,683
Enghouse Systems Ltd.	758	16,853
Esker SA	88	11,546
Everbridge Inc.(a)	651	20,396
Five9 Inc.(a)(b)	636	38,325
GB Group PLC	4,190	18,291
Justsystems Corp.	600	12,620
Life360 Inc.(a)(c)	2,900	12,747
LivePerson Inc.(a)	1,126	11,902
Microsoft Corp.	238	55,247
Mitek Systems Inc.(a)	691	7,815
Monday.com Ltd.(a)	228	24,382
Nice Ltd.(a)	327	61,630
PagerDuty Inc.(a)(b)	1,312	32,721
PowerSchool Holdings Inc., Class A(a)	742	14,840
RingCentral Inc., Class A(a)	1,016	36,088
Smartsheet Inc., Class A(a)(b)	1,710	59,713
Verint Systems Inc.(a)	1,086	38,477
Zendesk Inc.(a)	726	55,677
Zoom Video Communications Inc., Class A(a)	590	49,230
		819,240
Technology Hardware, Storage & Peripherals — 0.1%
Turtle Beach Corp.(a)	296	2,309

Total Long-Term Investments — 99.8%
(Cost: $5,938,058)		2,431,516

Schedule of Investments (unaudited) (continued)	iShares® Virtual Work and Life Multisector ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	378,890	$378,814

Total Short-Term Securities — 15.6%
(Cost: $378,942)		378,814

Total Investments — 115.4%
(Cost: $6,317,000)		2,810,330

Liabilities in Excess of Other Assets — (15.4)%		(374,065)

Net Assets—100.0%		$2,436,265

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$456,546	$—		$(77,719	)(a)	$132	$(145)	$378,814	378,890	$716	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	17		—
						$132	$(145)	$378,814		$733		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Virtual Work and Life Multisector ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,592,915	$838,601	$—	$2,431,516
Money Market Funds	378,814	—	—	378,814
	$1,971,729	$838,601	$—	$2,810,330

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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